Debt	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Debt

NOTE 11 DEBT

Revolving Credit Facility

At December 31, 2014, U.S. Cellular had a revolving credit facility available for general corporate purposes. Amounts under the revolving credit facility may be borrowed, repaid and reborrowed from time to time until maturity. U.S. Cellular borrowed and repaid amounts under its revolving credit facility in 2014. U.S. Cellular did not borrow under its revolving credit facility in 2013 or 2012 except for standby letters of credit.

In certain circumstances, U.S. Cellular's interest cost on its revolving credit facility may be subject to increase if its current credit rating from nationally recognized credit rating agencies is lowered, and may be subject to decrease if the rating is raised.

In 2014, certain nationally recognized credit rating agencies downgraded the U.S. Cellular corporate and senior debt credit ratings. After these downgrades, U.S. Cellular is rated at sub-investment grade. As a result of these downgrades, the commitment fee on the revolving credit facility increased to 0.30% per annum. The downgrades also increased the interest rate on any borrowings by 0.25% per annum. The revolving credit facility does not cease to be available nor does the maturity date accelerate solely as a result of a downgrade in U.S. Cellular's credit rating. However, downgrades in U.S. Cellular's credit rating could adversely affect its ability to renew the revolving credit facility or obtain access to other credit facilities in the future.

The maturity date of any borrowings under the U.S. Cellular revolving credit facility would accelerate in the event of a change in control.

The following table summarizes the terms of the revolving credit facility as of December 31, 2014:

(Dollars in millions)
Maximum borrowing capacity	$300.0
Letters of credit outstanding	$17.5
Amount borrowed	$-
Amount available for use	$282.5
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	1.92%
Sample LIBOR Rate	0.17%
Contractual spread	1.75%
Range of commitment fees on amount available for use (2)
Low	0.13%
High	0.30%
Agreement date	December 2010
Maturity date	December 2017

Fees incurred attributable to the Revolving Credit Facility are as follows:
Fees incurred as a percent of Maximum borrowing capacity for 2014	0.42%
Fees incurred, amount
2014	$1.3
2013	$0.8
2012	$1.1

(1)	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow the same business day, interest on borrowing is at the Base Rate plus the contractual spread.

(2)	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

The continued availability of the revolving credit facility requires U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing. U.S. Cellular believes it was in compliance as of December 31, 2014 with all covenants and other requirements set forth in the revolving credit facility.

In connection with U.S. Cellular's revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular's revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105,000,000, and (ii) refinancing indebtedness in excess of $250,000,000, will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular's revolving credit agreement. As of December 31, 2014, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.

In July 2014, U.S. Cellular entered into an amendment to the revolving credit facility agreement which increased the Consolidated Leverage Ratio (the ratio of Consolidated Funded Indebtedness to Consolidated Earnings before interest, taxes, depreciation and amortization) that U.S. Cellular is required to maintain. Beginning July 1, 2014, U.S. Cellular is required to maintain the Consolidated Leverage Ratio at a level not to exceed 3.75 to 1.00 for the period of the four fiscal quarters most recently ended (this was 3.00 to 1.00 prior to July 1, 2014). The terms of the amendment decrease the maximum permitted Consolidated Leverage Ratio beginning January 1, 2016, with further decreases effective July 1, 2016 and January 1, 2017 (and will return to 3.00 to 1.00 at that time). For the twelve months ended December 31, 2014, the actual Consolidated Leverage Ratio was 2.35 to 1.00. Future changes in U.S. Cellular's financial condition could negatively impact its ability to meet the financial covenants and requirements in its revolving credit facility agreement.

Long-Term Financing

Long-term debt as of December 31, 2014 and 2013 was as follows:

				December 31,
(Dollars in thousands)	Issuance date	Maturity date	Call date	2014	2013
Unsecured Senior Notes
6.7%	December 2003 and June 2004	December 2033	December 2003	$544,000	$544,000
Less: 6.7% Unamortized discount				(11,278)	(11,551)
				532,722	532,449
6.95%	May 2011	May 2060	May 2016	342,000	342,000
7.25%	December 2014	December 2063	December 2019	275,000	-
Obligation on capital leases				2,143	3,749
Total long-term debt				$1,151,865	$878,198
Long-term debt, current				$46	$166
Long-term debt, noncurrent				$1,151,819	$878,032

U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points. U.S. Cellular may redeem the 6.95% Senior Notes and 7.25% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest.

Interest on the 6.7% Senior Notes is payable semi-annually, and is payable quarterly on the 6.95% and 7.25% Senior Notes.

Capitalized debt issuance costs for Unsecured Senior Notes totaled $25.9 million and are included in Other assets and deferred charges (a long-term asset account). These costs are amortized over the life of the notes using the effective interest method.

U.S. Cellular does not have any annual requirements for principal payments on long-term debt over the next five years (excluding capital lease obligations).

The covenants associated with U.S. Cellular's long-term debt obligations, among other things, restrict U.S. Cellular's ability, subject to certain exclusions, to incur additional liens, enter into sale and leaseback transactions, and sell, consolidate or merge assets.

U.S. Cellular's long-term debt indentures do not contain any provisions resulting in acceleration of the maturities of outstanding debt in the event of a change in U.S. Cellular's credit rating. However, a downgrade in U.S. Cellular's credit rating could adversely affect its ability to obtain long-term debt financing in the future.

Term Loan Facility

On January 21, 2015, U.S. Cellular entered into a term loan credit facility relating to $225.0 million in debt. The term loan must be drawn in one or more advances by the six month anniversary of the date of the agreement; amounts not drawn by that time will cease to be available. Amounts repaid or prepaid under the term loan facility may not be reborrowed. The term loan is available for general corporate purposes, including working capital, spectrum purchases and capital expenditures. The term loan is unsecured except for a lien on all investments in equity which U.S. Cellular may have in the loan administrative agent, CoBank ACB, subject to certain limitations.

In certain circumstances, U.S. Cellular's interest cost on its term loan may be subject to increase if its current credit ratings from nationally recognized credit rating agencies are lowered, and may be subject to decrease if the ratings are raised. The term loan facility does not cease to be available nor does the maturity date accelerate solely as a result of a downgrade in U.S. Cellular's credit rating. However, downgrades in U.S. Cellular's credit rating could adversely affect its ability to renew or obtain access to credit facilities in the future.

The maturity date of term loan would accelerate in the event of a change in control.

The following table summarizes the terms of the term loan facility as of February 25, 2015:

(Dollars in millions)
Maximum borrowing capacity	$225.0
Amount borrowed	$-
Amount available for use	$225.0
Hypothetical Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	2.67%
Sample LIBOR Rate	0.17%
Contractual spread	2.50%
Range of commitment fees on amount available for use (2)
Low	0.13%
High	0.30%
Agreement date	January 21, 2015
Maturity date (3)	January 21, 2022

(1)	Borrowings under the term loan credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the term loan facility.

(2)	The term loan credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

(3)	Principal amounts outstanding on the term loan facility will be due and payable quarterly in equal installments beginning on the last day of the fifth fiscal quarter ending after the agreement date, in an amount equal to 1.25% of the aggregate term loan facility commitment. Any amounts owing under the term loan facility not previously repaid will be due and payable on the maturity date.

The continued availability of the term loan facility requires U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing, that are substantially the same as those in the U.S. Cellular revolving credit facility described above.

In connection with U.S. Cellular's term credit facility, TDS and U.S. Cellular entered into a subordination agreement dated January 21, 2015 together with the administrative agent for the lenders under U.S. Cellular's term loan credit agreement, which is substantially the same as the subordination agreement in the U.S. Cellular revolving credit facility described above. As of February 25, 2015, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the term loan facility pursuant to this subordination agreement.